Provisions, income tax liabilities and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Cost of sales	€ 12,157	€ 11,976	€ 11,435
Research and development expenses	5,529	6,018	5,894
Selling and general expenses	9,390	9,883	9,859
Other operating (income)/expenses, net	926	633	221
Restructuring costs	1,064	1,062	1,480
Financial expenses	390	444	435
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	75	46	67
Research and development expenses	62	25	77
Selling and general expenses	(34)	(22)	84
Other operating (income)/expenses, net	(18)	(3)	(21)
Restructuring costs	(66)	(41)	8
Financial expenses	57	83	70
Total	€ 76	€ 88	€ 285